Fair Value of Financial Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 247,556	$ 187,831	$ 257,868	$ 171,096
Restricted cash	2,564	2,041	24,704
Investments in available-for-sale securities	6,701	7,660
Investments in available-for-sale securities	6,701	7,660
Loan receivable from affiliate companies	7,791	2,660
Long-term receivable from affiliate companies	9,625	5,144
Senior and ship mortgage notes, including premium	1,375,000	1,293,156
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	247,556	187,831
Restricted cash	2,564	2,041
Investments in available-for-sale securities	6,701	7,660
Loan receivable from affiliate companies	7,791	2,660
Long-term receivable from affiliate companies	9,625	5,144
Capital lease obligations, including current portion	(22,360)	(23,759)
Senior and ship mortgage notes, including premium	(1,375,000)	(1,293,156)
Long-term debt, including current portion	(269,582)	(218,093)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	247,556	187,831
Restricted cash	2,564	2,041
Investments in available-for-sale securities	6,701	7,660
Loan receivable from affiliate companies	7,791	2,660
Long-term receivable from affiliate companies	9,625	5,144
Capital lease obligations, including current portion	(22,360)	(23,759)
Senior and ship mortgage notes, including premium	(1,300,021)	(1,326,897)
Long-term debt, including current portion	$ (269,582)	$ (218,093)